Long-Term Debt - Additional Information - Other (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) tranche credit_facility	Dec. 31, 2016 USD ($) credit_facility
Debt Instrument [Line Items]
Carrying amount of debt	$ 3,123,728	$ 3,182,894
Weighted-average effective interest rate	4.10%	3.00%
Aggregate principal repayments, 2018	$ 591,600
Aggregate principal repayments, 2019	825,700
Aggregate principal repayments, 2020	350,800
Aggregate principal repayments, 2021	304,800
Aggregate principal repayments, 2022	713,900
Aggregate principal repayments, thereafter	386,400
Escrow deposit	28,360	$ 92,265
FPSO units
Debt Instrument [Line Items]
Escrow deposit	24,300
Revolving credit facility
Debt Instrument [Line Items]
Aggregate principal repayments, 2018	130,300
Aggregate principal repayments, 2019	124,400
Aggregate principal repayments, 2020	100,000
Aggregate principal repayments, 2021	100,000
Aggregate principal repayments, 2022	$ 175,000
Number of credit facilities | credit_facility	3	5
Revolving credit facility | Collateralized debt obligations
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Term loan | Collateralized debt obligations
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	6
Minimum | Term loan | Collateralized debt obligations | Line of credit one
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	113.00%
Vessel values to drawn principal balance ratios	120.30%
Maximum | Term loan | Collateralized debt obligations | Line of credit one
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	242.42%
LIBOR | Minimum
Debt Instrument [Line Items]
Range of credit facility margin (as a percent)	0.90%	0.30%
LIBOR | Maximum
Debt Instrument [Line Items]
Range of credit facility margin (as a percent)	3.75%	4.00%
ALP Maritime Services B.V.
Debt Instrument [Line Items]
Carrying amount of debt	$ 76,900
Fixed interest rate	2.93%
Number of tranches | tranche	1